Note 17 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade receivables	$ 3,112	$ 6,193	$ 5,899	$ 5,333
Contract assets	3,382	3,929	1,800	120
Prepayments	432	2,919	628	391
Other receivables	5,475	1,951	2,072	2,059
Current tax receivable	155
Total	$ 12,556	$ 14,992	$ 10,399	$ 7,903